Employee Benefit Plans - Fair Value of Company's Pension Plans' Assets (Detail) - Pension Benefits [Member] - USD ($) $ in Thousands	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	$ 18,872	$ 19,074	$ 17,863
Fixed Income Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	18,872
Fixed Income Securities [Member] | Intermediate - Government [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,468	1,647
Fixed Income Securities [Member] | Intermediate - Corporate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	3,342	3,138
Fixed Income Securities [Member] | Short Term - Government [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	2,435	2,168
Fixed Income Securities [Member] | Short Term - Corporate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	3,700	4,040
Equity Securities [Member] | U.S. Large Cap Value [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,180	1,221
Equity Securities [Member] | U.S. Large Cap Growth [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,173	1,536
Equity Securities [Member] | U.S. Mid Cap Value [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	590	600
Equity Securities [Member] | U.S. Mid Cap Growth [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	598	603
Equity Securities [Member] | U.S. Small Cap Value [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	597	610
Equity Securities [Member] | U.S. Small Cap Growth [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	611	599
Equity Securities [Member] | International [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,098	889
Cash [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,712	1,665
Precious Metals [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	368	358
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value		8,081
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed Income Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	7,927
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member] | U.S. Large Cap Value [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,180	1,221
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member] | U.S. Large Cap Growth [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,173	1,536
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member] | U.S. Mid Cap Value [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	590	600
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member] | U.S. Mid Cap Growth [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	598	603
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member] | U.S. Small Cap Value [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	597	610
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member] | U.S. Small Cap Growth [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	611	599
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member] | International [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,098	889
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cash [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,712	1,665
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Precious Metals [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	368	358
Level 2 [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value		10,993
Level 2 [Member] | Fixed Income Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	10,945
Level 2 [Member] | Fixed Income Securities [Member] | Intermediate - Government [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,468	1,647
Level 2 [Member] | Fixed Income Securities [Member] | Intermediate - Corporate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	3,342	3,138
Level 2 [Member] | Fixed Income Securities [Member] | Short Term - Government [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	2,435	2,168
Level 2 [Member] | Fixed Income Securities [Member] | Short Term - Corporate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	$ 3,700	$ 4,040